Other Liabilities and Provisions - Summary of Movements in Provisions (Detail) CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD
Disclosure of other provisions [line items]
Provisions, beginning balance		CAD 1,307
Settled during the year		(49)
Change in discount rate	CAD 36	210
Change in amount and timing of cash flows		527
Accretion		81
Other		(2)
Changes in foreign exchange rates		(36)
Provisions, ending balance	2,038	2,038
Less current portion of provisions (Note 17)	(133)	(133)
Long-term provisions	1,905	1,905
Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance		1,220
Settled during the year		(39)
Change in discount rate		210
Change in amount and timing of cash flows		406
Accretion		81
Other		(2)
Changes in foreign exchange rates		(32)
Provisions, ending balance	1,844	1,844
Less current portion of provisions (Note 17)	(83)	(83)
Long-term provisions	1,761	1,761
Other [member]
Disclosure of other provisions [line items]
Provisions, beginning balance		87
Settled during the year		(10)
Change in amount and timing of cash flows		121
Changes in foreign exchange rates		(4)
Provisions, ending balance	194	194
Less current portion of provisions (Note 17)	(50)	(50)
Long-term provisions	CAD 144	CAD 144